SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9          -           SHAREHOLDERS’ EQUITY

A.	Rights of Shares:

Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus shares (stock dividends) and, in the event of the liquidation of the Company, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.	Share Repurchase:

On March 24, 2014, the Company announced $12,000 shares repurchase program, which was executed in 2014, 2015 and 2016. Through December 31, 2016, the Company repurchased 1,084,778 ordinary shares for an aggregate amount of $11,965. The Company has completed the program in May 2016.

On November 1, 2018, the Company announced $25,000 shares repurchase program, which is planned to be executed by the first half of 2020. Through December 31, 2018, the Company repurchased 200,000 ordinary shares for an aggregate amount of $4,801.

All treasury shares have been canceled as of the end of each respective year.

C.	Equity Based Incentive Plans:

The Company’s Board of directors approves, from time to time, equity-based incentive plans, the last of which was approved in August 2017. Equity based incentive plans include stock options, restricted share units and restricted stock awards to employees, officers and directors.

Shares Options

The following table summarizes the effects of share-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
Cost of Revenues:
Product	515	370	342
Service	414	269	218
Research and Development expenses	1,710	1,055	983
Sales and Marketing expenses	1,026	621	884
General and Administration expenses	661	464	308
Total	$4,326	$2,779	$2,735

Share options vest over four years and their term may not exceed 10 years. During the period commencing January 1, 2016 and ending July 31, 2017, the exercise price of each option was the average market price of the underlying share during the period of 30 trade days preceding the date of each grant. Commencing August 1, 2017, the exercise price is the market price.

The weighted average fair value (in dollars) of the options granted during 2018, 2017 and 2016, according to Black-Scholes option-pricing model, amounted to $8.37, $6.64 and $2.89 per option, respectively.

Summary of the status of the Company’s share option plans as of December 31, 2018, as well as changes during the year then ended, is presented below:

	2 0 1 8
	Share	Weighted Average
	Options	Exercise Price
Outstanding - beginning of year	1,417,191	14.02
Granted	371,419	26.22
Exercised	117,185	10.01
Expired and forfeited	141,352	14.25
Outstanding - year end	1,530,073	17.27

Options exercisable at year-end	728,065	12.71

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing share market price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's shares.

The total intrinsic value of options outstanding as of December 31, 2018 and 2017 was $10,665 and $17,284, respectively. The total intrinsic value of options exercisable as of December 31, 2018 and 2017 was $7,679 and $8,254, respectively. The total intrinsic value of options exercised during the years 2018, 2017 and 2016 was $2,170, $5,170 and $1,342 respectively.

The following table summarizes information about share options outstanding as of December 31, 2018:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
(US dollars)		(in years)	(US dollars)		(US dollars)
0.93-3.00	2,840	0.55	1.13	2,840	1.13
3.01-7.00	10,000	1.48	4.20	10,000	4.20
7.01-8.00	16,600	0.57	7.82	16,600	7.82
8.01-9.00	62,762	1.59	8.74	62,762	8.74
9.01-10.00	19,289	1.29	9.06	18,788	9.05
10.01-20.00	796,619	3.71	11.48	531,192	11.41
20.01-31.26	621,963	6.13	26.33	87,579	26.54
	1,530,073		17.26	728,065	12.71

Unrecognized Compensation Expense

As of December 31, 2018, there was $1,967 of total unrecognized compensation cost related to non-vested employee options and $2,359 of total unrecognized compensation cost related to non-vested employee RSUs. These costs are generally expected to be recognized over a period of four years.

Restricted Share Units

Restricted Share Units (“RSU”) grants are rights to receive shares of the Company's common stock on a one-for-one basis and vest 25% on each of the first, second, third and fourth anniversaries of the grant date and are not entitled to dividends or voting rights, if any, until they are vested. The fair value of such RSU grants is being recognized on a straight-line basis over the vesting period. Performance based RSU grants vest over a period of 3 years and are subject to certain performance criteria; accordingly, compensation expense is recognized for such awards when it becomes probable that the related performance condition will be satisfied.

	Number of RSUs	Weighted average grant date fair value (USD)

Unvested at January 1, 2018	292,475	17.71
Granted	173,362	24.8
Vested	99,285
Canceled	42,657	22.4
Unvested at December 31, 2018	323,895

The total intrinsic value of RSUs vested during the years 2018, 2017 and 2016 was $1,048, $989 and $927, respectively.